FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Foreign Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Foreign Currency Risk [Abstract]
Cash reserves	$ 12,038	$ 22,623	$ 34,802
Financial Liabilities [Abstract]
Net exposure	(23,866)	22,623
Cash and Cash Equivalent [Member]
Financial Assets [Abstract]
Financial assets	12,038	22,623
US$ [Member]
Foreign Currency Risk [Abstract]
Cash reserves	12,000
A$ [Member] | Cash and Cash Equivalent [Member]
Financial Assets [Abstract]
Financial assets	0	2,072
A$ [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	110	42
A$ [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	(395)	(479)
A$ [Member] | Foreign Currency Risk [Member]
Financial Liabilities [Abstract]
Net exposure	(285)	1,635
A$ [Member] | 10% Increase [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	(29)	163
A$ [Member] | 10% Decrease [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	$ 29	$ (163)